BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Maturities of ESOP Debt [Table Text Block]	At December 31, 2017, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2018	$563
2019	587
2020	152
2021	157
2022	162
Thereafter	1,499
Total	$3,120

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
Shares held by the ESOP include the following at December 31, 2017 and 2016:

	December 31,
	2017	2016
	(Dollars In Thousands)
Allocated	330,621	303,074
Committed to be allocated	48,638	48,638
Unallocated	313,249	361,887
Total shares	692,508	713,599
Fair value of unallocated shares	$4,605	$5,573

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015
Expected term (years)	10.00	10.00
Expected dividend yield	1.44%	1.70%
Expected volatility	57.13	56.31
Risk-free interest rate	1.75	2.16
Fair value of options granted	$7.75	$6.37

Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of activity for the Company’s stock options for the year ended December 31, 2017:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	489,909	$11.08
Options exercised	(54,362)	12.23
Options forfeited	(5,300)	11.06
Options expired	(1,347)	13.93
Options outstanding at end of year	428,900	10.93	5.37
Options exercisable at end of year	351,103	10.63	4.84

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2017.

	Shares	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	42,358	$11.30
Restricted shares vested	(40,758)	11.29
Restricted shares forfeited	(1,000)	11.77
Unvested restricted shares at end of year	600	11.77